Statement of Operations and Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net operating revenue	R$ 41,898	R$ 36,043	R$ 28,082
Cost of sales	(34,753)	(30,129)	(23,349)
Gross profit	7,145	5,914	4,733
Operating expenses, net
Selling expenses	(3,334)	(2,811)	(2,273)
General and administrative expenses	(588)	(435)	(352)
Depreciation and amortization	(638)	(503)	(395)
Share of profit of associates	47
Other operating expenses, net	(53)	(97)	(11)
Operating profit	2,579	2,068	1,702
Financial revenues	188	343	236
Financial expenses	(918)	(786)	(436)
Net financial result	(730)	(443)	(200)
Income before income taxes from continuing operations	1,849	1,625	1,502
Income tax and social contribution	(239)	(436)	(426)
Net income from continuing operations	1,610	1,189	1,076
Discontinued operations
Net income (loss) from discontinued operations, net of taxes		367	(16)
Net income for the year	1,610	1,556	1,060
Items that may be subsequently reclassified to the statement of operations
Fair value of expected credit loss	(1)
Exchange rate differences on translation of foreign investments		358	220
Cash flow hedge			5
Other comprehensive income for the year	(1)	358	225
Total comprehensive income for the year	1,609	1,914	1,285
Net income for the year attributable to:
Controlling shareholders	1,610	1,398	1,047
Non-controlling shareholders		158	13
Net income for the year attributable to:	1,610	1,556	1,060
Total comprehensive income attributable to:
Controlling shareholders	1,609	1,165	1,209
Non-controlling shareholders		R$ 749	R$ 76
Basic earnings per share for continuing operations attributable to controlling shareholders (in Reais - R$)	R$ 1.19802	R$ 0.88731	R$ 0.83411
Basic earnings per share attributable to controlling shareholders (in Reais - R$)	1.19802	1.04328	0.81163
Diluted earnings per share for continuing operations attributable to controlling shareholders (in Reais - R$)	1.18852	0.88731	0.83411
Diluted earnings per share attributable to controlling shareholders (in Reais - R$)	R$ 1.18852	R$ 1.04328	R$ 0.81163